Accrued Expenses and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Accrued Expenses and Other Liabilities Table [Abstract]
Schedule of accrued expenses and other liabilities
	December 31,
(in thousands)	2022	2021

Vacation, convalescence and employees’ bonus accruals	$759	$1,068
Employees and payroll related	539	519
Short term operating lease liabilities	653	617
Accrued expenses and other	2,708	1,636
	$4,659	$3,840